LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of operating lease costs

	Year ended
	December 31,
	2023	2022	2021
Fixed lease cost	$10,979	$9,271	$9,745
Variable lease cost	477	260	99
Sublease income	(1,167)	(1,516)	(1,547)
Total net lease costs	$10,289	$8,015	$8,297

Schedule of weighted-average remaining lease term and discount rate

Year ended
December 31,
2023
Weighted average remaining lease term	4.49 years
Weighted average discount rate	5.54%

Schedule of supplemental cash flows information related to the lease costs for operating leases

December 31,
2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$9,167

Schedule of maturities of operating lease liabilities

Year ending December 31,
2024	$5,905
2025	5,397
2026	4,690
2027	4,206
2028 and thereafter	31,011

Total lease payments	$51,209

Less - imputed interest	$(11,927)
Present value of lease liabilities	$39,282

Schedule of future sales-type lease receipts

Year ending December 31,
2024	$8,367
2025	7,528
2026	5,130
2027	2,577
2028 and thereafter	1,563
Total future minimum receipts	$25,165
Less - unearned interest income	$(1,076)
Total	$24,089